Submission	Dec. 03, 2025
Submission [Line Items]
Central Index Key	0001258361
Registrant Name	Citigroup Commercial Mortgage Securities Inc.
Registration File Number	333-286596
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A